Business Combination - Consideration Transferred and Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 12, 2025	Sep. 30, 2025	Dec. 31, 2024
Assets acquired and liabilities assumed:
Goodwill		$ 0	$ 0
Asset Entities, Inc.
Consideration transferred:
Strive, Inc. Class A common stock	$ 141,140
Assets acquired and liabilities assumed:
Cash and cash equivalents	400
Prepaid expenses	27
Intangible assets	746
Other non-current assets	57
Accounts payable and other liabilities	(129)
Total identifiable net assets	1,101
Goodwill	140,039
Total	$ 141,140